Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill impairment	$ 0	$ 0	$ 0